Income tax (Tables)	12 Months Ended
Dec. 31, 2012
Income tax
Schedule of components of earnings (losses) before income taxes

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	(34,040)	(33,323)	(25,009)	(4,014)
British Virgin Islands	(18,287)	(13,516)	4,756	763
United States	—	(4,947)	224	36
PRC	247,620	168,244	45	7
Total	195,293	116,458	(19,984)	(3,208)

Schedule of income tax expense (benefit)

	Current	Deferred	Total	Total
	RMB	RMB	RMB	US$
Year ended December 31, 2010
PRC	38,362	(27,722)	10,640
United States	—	—	—
	38,362	(27,722)	10,640

Year ended December 31, 2011
PRC	30,837	(66,208)	(35,371)
United States	—	—	—
	30,837	(66,208)	(35,371)

Year ended December 31, 2012
PRC	35,906	(39,598)	(3,692)	(593)
United States	—	(1,889)	(1,889)	(303)
	35,906	(41,487)	(5,581)	(896)

Summary of movement of unrecognized tax benefits
	2010	2011	2012
	RMB	RMB	RMB
Balance at January 1	19,928	19,928	19,928
Increase related to current year tax positions	—	—	—
Balance at December 31	19,928	19,928	19,928
Balance at December 31 — US$			3,199

Schedule of reconciliation of expected income tax to actual income tax expense

		Year ended December 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Computed “expected” income tax expense		48,823	29,114	(4,996)	(802)
Non-deductible expense
Entertainment expense		2,373	3,746	5,710	917
Share based compensation cost		7,775	7,335	5,109	820
Reversal of deferred tax assets on accounts receivable		303	—	8,276	1,328
Penalty for quality issue of rabies vaccine		750	—	—	—
Staff costs		554	262	—	—
Impairment charges		—	—	6,329	1,016
R&D expense bonus deduction		(1,239)	(1,451)	(16,352)	(2,625)
Deemed income for free samples		7,437	4,713	2,320	372
Non-taxable income		(2,101)	(12,500)	—	—
Tax rate differential and preferential rate		(24,200)	(19,982)	(18,641)	(2,992)
Tax rate differential for a non-PRC entity		—	(742)	36	6
Effect of tax holiday	(a)	(29,942)	(7,011)	—	—
Non-PRC entities not subject to income tax		5,307	4,375	(46)	(7)
Change in valuation allowance		(6,855)	(42,078)	5,411	869
Interest for unrecognized tax benefits		1,032	1,032	1,032	166
Change in enacted tax rates or tax status		—	(2,686)	2,095	336
Intercompany intellectual property transfer		(594)	(730)	(1,555)	(250)
Others		1,217	1,232	(309)	(50)
Actual income tax expense (benefit)		10,640	(35,371)	(5,581)	(896)

Notes:

(a)                                 The effect of tax holiday increased the Group’s net income by RMB29,942 and RMB7,011 for the year ended December 31, 2010 and 2011. The Group did not enjoy any tax holiday for the year ended December 31, 2012. Consequently, the effect of the tax holiday

Schedule of effect of the tax holiday on the Group's basic and diluted earnings per share
	Year ended December 31,
	2010	2011
	RMB	RMB
Increase in earnings per share:
Basic	0.28	0.06
Diluted	0.27	0.06

Schedule of deferred tax asset and liabilities

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
Property, plant and equipment	9,086	10,405	1,670
Intangible assets	4,761	4,001	642
Accounts receivable	10,399	1,668	268
Inventories	3,014	1,532	246
Tax loss carryforwards	48,571	76,058	12,208
Accruals	53,462	53,902	8,652
Government grants	4,724	16,261	2,610
Total gross deferred tax assets	134,017	163,827	26,296
Valuation allowance	(2,340)	(7,751)	(1,244)
Net deferred tax assets	131,677	156,076	25,052
Deferred tax liabilities
Intangible assets and land use right	(77,552)	(54,396)	(8,731)
Property, plant and equipment	(5,152)	(4,166)	(669)
Investment in an affiliated company	—	(7,143)	(1,146)
Government grant	(2,492)	(2,403)	(386)
	(85,196)	(68,108)	(10,932)

Net deferred tax assets	46,481	87,968	14,120

Classification on consolidated balance sheets
Current:	79,620	111,706	17,930
Non-current (included in other non-current assets):	13,109	32,382	5,198
Deferred tax liabilities:
Non-current portion	(46,248)	(56,120)	(9,008)